Components of Income Tax Benefit (Expense) (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Current:
Federal	$ 0	$ 0
State	0	0
Deferred:
Federal	3,951,000	4,028,000
State	697,000	711,000
Tax credits	219,000	185,000
Permanent timing difference	(2,997,000)	(2,999,000)
Increase in valuation allowance	(1,870,000)	(1,925,000)
Income tax benefit	$ 0	$ 0